CAPITAL	12 Months Ended
Dec. 31, 2012
Banking and Thrift [Abstract]
CAPITAL
Capital

Risk-Based Capital. First Financial and its subsidiary, First Financial Bank, are subject to regulatory capital requirements administered by federal banking agencies. Capital adequacy guidelines and, additionally for banks, prompt corrective action regulations involve quantitative measures of assets, liabilities and certain off-balance sheet items calculated under regulatory accounting practices. Capital amounts and classifications are also subject to qualitative judgments by regulators. Failure to meet minimum capital requirements can initiate regulatory action.

Quantitative measures established by regulation to ensure capital adequacy require First Financial to maintain minimum amounts and ratios as defined by the regulations of Total and Tier 1 capital to risk-weighted assets and to average assets. Management believes, as of December 31, 2012, that First Financial met all capital adequacy requirements to which it is subject. At December 31, 2012 and 2011, regulatory notifications categorized First Financial Bank as well-capitalized under the regulatory framework for prompt corrective action. To be categorized as well-capitalized, First Financial Bank must maintain minimum Total risk-based capital, Tier 1 risk-based capital and Tier 1 leverage ratios as set forth in the table below. There have been no conditions or events since those notifications that management believes has changed the Company's category.

First Financial's Tier 1 capital is comprised of total shareholders' equity less unrealized gains and losses on investment securities available-for-sale, any amounts resulting from the application of FASB ASC Topic 715, Compensation-Retirement Benefits, recorded within accumulated other comprehensive income (loss), intangible assets and any valuation related to mortgage servicing rights. Prior to June 30, 2011, First Financial's Tier I capital included junior subordinated debentures which were redeemed on June 30, 2011. Total risk-based capital consists of Tier 1 capital plus the qualifying allowance for loan and lease losses and gross unrealized gains on equity securities.

For purposes of calculating the leverage ratio, average assets represents quarterly average assets less assets ineligible for total risk-based capital including all or portions of intangibles, mortgage servicing assets and allowance for loan and lease losses.

Actual and required capital amounts and ratios at year-end are presented in the table that follows.

	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
(Dollars in thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio
December 31, 2012
Total capital to risk-weighted assets
Consolidated	$686,961	17.60%	$312,328	8.00%	N/A	N/A
First Financial Bank	586,023	15.04%	311,618	8.00%	$389,523	10.00%

Tier 1 capital to risk-weighted assets
Consolidated	637,176	16.32%	156,164	4.00%	N/A	N/A
First Financial Bank	529,196	13.59%	155,809	4.00%	233,714	6.00%

Tier 1 capital to average assets
Consolidated	637,176	10.25%	248,761	4.00%	N/A	N/A
First Financial Bank	529,196	8.52%	248,408	4.00%	310,511	5.00%

	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
(Dollars in thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio
December 31, 2011
Total capital to risk-weighted assets
Consolidated	$683,255	18.74%	$291,632	8.00%	N/A	N/A
First Financial Bank	578,042	15.89%	290,992	8.00%	$363,740	10.00%

Tier 1 capital to risk-weighted assets
Consolidated	636,836	17.47%	145,816	4.00%	N/A	N/A
First Financial Bank	524,363	14.42%	145,496	4.00%	218,244	6.00%

Tier 1 capital to average assets
Consolidated	636,836	9.87%	258,122	4.00%	N/A	N/A
First Financial Bank	524,363	8.13%	258,035	4.00%	322,543	5.00%

Shelf Registrations. On April 28, 2011, First Financial filed a shelf registration on Form S-3 with the SEC. This shelf registration allows First Financial to raise capital from time to time through the sale of various types of securities, subject to approval by the Company's board of directors.

Share Repurchases. In October 2012, First Financial's board of directors approved a share repurchase plan under which the Company has the ability to repurchase up to 5,000,000 common shares. Under the plan, the Company expects to repurchase approximately 1,000,000 common shares annually. This annual target will be subject to market conditions and quarterly evaluation by the board as well as balance sheet composition and growth. The Company repurchased 460,500 shares under this plan during 2012. At December 31, 2012, 4,539,500 common shares remained available for purchase under this repurchase plan.

On January 25, 2000, the board of directors authorized First Financial to repurchase the number of common shares necessary to satisfy any restricted stock awards or stock options that were granted from time to time under the 1999 Stock Incentive Option Plan for Officers and Employees and the 1999 Stock Option Plan for Non-Employee Directors. In 2007, the plan was amended to allow for the purchase of shares for general corporate purposes. Under this plan, First Financial repurchased 1,612,285 shares in 2007, 276,000 shares in 2001, and 650,110 shares in 2000. The repurchase plan approved by the board of directors in 2000, and amended in 2007, was terminated with the approval of the October 2012 share repurchase plan discussed above.